Cover	Apr. 26, 2023
Cover [Abstract]
Document Period End Date	Apr. 26, 2023
Entity Registrant Name	WESTWOOD HOLDINGS GROUP, INC.
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	756-6900
Document Type	8-K
Entity Address, Address Line One	200 Crescent Court, Suite 1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	WHG
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0001165002